Weighted Average Useful Life of Each Component of Computer Software (Detail) - Computer Software, Intangible Asset	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5 years 10 months 24 days
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5 years 4 months 24 days
Software development costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	6 years 1 month 6 days
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	6 years 9 months 18 days